EQUITY (Details-Issued Capital) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Authorized:
10,000,000 preferred shares, no par value
200,000,000 common shares, no par value
Common shares issued and fully paid:
June 30, 2022: 40,948,082, (December 31, 2021: 40,948,082) common shares, no par value	$ 67,286	¥ 450,782	¥ 450,782